INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 The Black & Decker Corporation
Operating Loss Carryforwards [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound		$ 3
Undistributed Earnings, Basic			4,438.5
Valuation allowance	550.7	545.2
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound		$ 8